Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities:
Net loss from operations	$ (6,368,803)	$ (802,568)
Adjustments to reconcile net income to net cash provided by operating activities:
Convertible note - Accretion of financing cost		88,451
Expected credit loss	(132,794)
Depreciation and amortization expenses	32,100	68,539
Equity incentive plan	5,674,664
Non-cash operating lease expense	34,776	34,739
Changes in operating assets and liabilities:
Accounts receivable	100,200	(303,261)
Inventory	114,680	(48,150)
Advance to suppliers	(775,460)	(705,831)
Other receivables and other current assets, net	19,658	(120,122)
Accounts payable	(645,528)	329,777
Refund liabilities	(38,328)
Advance from customers	5,240	(2,676)
Taxes payable	(13,199)	8,717
Change in related party lease liability – operating lease	(34,776)	(34,739)
Accrued expenses and other current liabilities	275,004	129,945
Net cash used in operating activities	(1,752,566)	(1,357,179)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment		40,544
Due from related party	(924,559)
Net cash provided by investing activities	(924,559)	40,544
Cash Flows from Financing Activities:
Proceeds from borrowings	307,023	373,099
Repayment of borrowings	(115,316)	(78,269)
Proceeds from convertible note		797,500
Payment of convertible note issuance cost		(67,500)
Net proceeds from shares purchase agreements	5,179,381
Due to related parties		6,212,345
Net cash used in financing activities	5,371,088	7,237,175
Effect of exchange rate changes on cash and cash equivalents and restricted cash	374,100	515,029
Net decrease in cash, cash equivalents and restricted cash	3,068,063	6,435,569
Cash, cash equivalents and restricted cash at the beginning of period	18,129,432	12,077,187
Cash, cash equivalents and restricted cash at the end of period	21,197,495	18,512,756
Supplemental disclosures of cash flows information:
Cash paid for interest expense	11,375	22,639
Non-cash transactions:
Issuance of shares for convertible notes principal and interest settlement		1,450,136
Offset between due from related parties and due to related party balances		$ 4,663,139